Document And Entity Information	Sep. 25, 2026
Document Information [Line Items]
Entity, Registrant Name	PARKERVISION, INC.
Document, Type	8-K
Document, Period End Date	Sep. 25, 2026
Entity, Incorporation, State or Country Code	FL
Entity, File Number	000-22904
Entity, Tax Identification Number	59-2971472
Entity, Address, Address Line One	4446-1A Hendricks Avenue Suite 354
Entity, Address, City or Town	Jacksonville
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	32207
City Area Code	904
Local Phone Number	732-6100
Soliciting Material	false
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000914139